CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-In Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 638	$ 234,640	$ (193,065)	$ 42,213
Balance, shares at Dec. 31, 2022	23,129,469
Loss for the period			(16,691)	(16,691)
Issuance of shares and warrants through public offering, net of issuance costs	$ 74	11,468		11,542
Issuance of shares and warrants through public offering, net of issuance costs Shares	2,560,000
Issuance of shares and warrants through private placement from the controlling shareholder	$ 56	9,944		10,000
Issuance of shares and warrants through private placement from the controlling shareholder Shares	2,000,000
Exercise of options	$ 3	177		180
Exercise of options, shares	116,485
Share-based compensation		1,052		1,052
Balance at Jun. 30, 2023	$ 771	257,281	(209,756)	48,296
Balance, shares at Jun. 30, 2023	27,805,954
Balance at Mar. 31, 2023	$ 712	246,678	(203,786)	43,604
Balance, shares at Mar. 31, 2023	25,702,237
Loss for the period			(5,970)	(5,970)
Issuance of shares and warrants through private placement from the controlling shareholder	$ 56	9,944		10,000
Issuance of shares and warrants through private placement from the controlling shareholder Shares	2,000,000
Exercise of options	$ 3	161		164
Exercise of options, shares	103,717
Share-based compensation		498		498
Balance at Jun. 30, 2023	$ 771	257,281	(209,756)	48,296
Balance, shares at Jun. 30, 2023	27,805,954
Balance at Dec. 31, 2023	$ 774	258,173	(220,303)	$ 38,644
Balance, shares at Dec. 31, 2023	27,857,620			27,857,620
Loss for the period	$ 0		(4,368)	$ (4,368)
Share-based compensation	0	626		626
Balance at Jun. 30, 2024	$ 774	258,799	(224,671)	$ 34,902
Balance, shares at Jun. 30, 2024	27,857,620			27,857,620
Balance at Mar. 31, 2024	$ 774	258,524	(226,647)	$ 32,651
Balance, shares at Mar. 31, 2024	27,857,620
Loss for the period	$ 0		1,976	1,976
Share-based compensation	0	275		275
Balance at Jun. 30, 2024	$ 774	$ 258,799	$ (224,671)	$ 34,902
Balance, shares at Jun. 30, 2024	27,857,620			27,857,620